Leases - Lease Expense and Supplemental Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Operating lease cost	$ 1,192	$ 279	$ 2,241	$ 448	$ 1,764	$ 1,600	$ 1,708
Short-term lease cost	155	170	359	259	720	349	317
Sublease income					0	(74)	(42)
Total	1,347	449	2,600	707	2,484	1,875	1,983
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,172	311	2,215	476	1,856	991	1,407
Right of use assets obtained in exchange for new operating lease liabilities	$ 150	$ 2,955	$ 6,895	$ 4,718	$ 14,293	$ 486	$ 935